-------------------------------------------------------
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND SEMIANNUAL REPORT
-------------------------------------------------------

July 31, 2000

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal Reserve (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became clear. First, the Fed was concerned that the rapidly expanding U.S. economy could trigger higher rates of inflation; and second, the Fed was determined to keep inflation firmly in hand.

At the beginning of the period, longer-term municipal bond prices rose. Prices then fell as interest rates rose. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to the bond market in the foreseeable future. Municipal bond prices rallied in the final two months of the period.

As always, thank you for choosing Liberty Massachusetts Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     September 11, 2000

                           ---------------------------
                           Not FDIC  May Lose Value
                            Insured  No Bank Guarantee
                           ---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY RESTRICTED SUPPLY Due partly to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and refundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

o THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not become a serious problem down the road. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30- year maturity range.

           MUNICIPAL VS. TREASURY BOND PERFORMANCE 1/31/00 -- 7/31/00

                                Lehman Brothers          Salomon 30-Year
                              Municipal Bond Index     Treasury Bond Index
                              --------------------     -------------------
January 31, 2000                      0.00%                   0.00%
February 29, 2000                     1.16                    3.70
March 31, 2000                        3.37                    8.56
April 30, 2000                        2.76                    7.23
May 31, 2000                          2.22                    7.02
June 30, 2000                         4.93                    9.36
July 31, 2000                         6.40                   11.48

Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-Year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

NET ASSET VALUE PER SHARE AS OF 7/31/00

Class A             $7.47
-------------------------
Class B             $7.47
-------------------------
Class C             $7.47
-------------------------

DISTRIBUTIONS DECLARED FROM 2/1/00 TO 7/31/00

Class A            $0.189
-------------------------
Class B            $0.162
-------------------------
Class C            $0.173
-------------------------

A portion of the Fund 's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund 's ordinary income, and is taxable when distributed.

 TOP FIVE SECTORS
7/31/00 VS. 1/31/00


                    FUND AS OF 7/31/00          FUND AS OF 1/31/00

STATE GENERAL OBLIGATIONS   17.1%                      17.2%
WATER & SEWER               16.9%                      15.5%
HOSPITAL                    11.0%                       9.9%
REFUNDED/ESCROW             10.9%                      15.0%
EDUCATION                    9.8%                       7.8%

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SEC YIELDS ON 7/31/00

Class A             4.41%
-------------------------
Class B             3.86%
-------------------------
Class C             4.19%
-------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.39%for Class A shares, 3.85% for Class B shares, and 3.89% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/00

Class A             7.76%
-------------------------
Class B             6.80%
-------------------------
Class C             7.38%
-------------------------

Taxable-equivalent SEC yields are based on the maximum effective combined 43.2% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

BOUGHT
--------------------------------------------------------------------------------
We purchased MBTA General Transportation bonds due in 2021 (0.5% of net assets). With a coupon of 4.75%, which was below prevailing yields, these insured bonds were selling at a discount. If interest rates and bond yields decline, these lower-coupon bonds would become relatively more valuable and we would expect them to appreciate noticeably.

RISING LONG-TERM BOND PRICES CONTRIBUTED TO MODEST BUT SOLID GAINS FOR THE FUND Against a backdrop of falling yields and rising prices for intermediate- and long-term municipal bonds, Class A shares of Liberty Massachusetts Tax-Exempt Fund posted a total return of 6.74% without a sales charge for the six months ended July 31, 2000.

FUND SHIFTED EMPHASIS TO BETTER LONG-TERM POSITIONING
At the beginning of the period, the Fund was invested primarily in bonds that do well during periods of declining interest rates -- that is, bonds in the 15- to 25-year maturity range, bonds with long-term call protection and deep-discount securities. However, higher-than-anticipated economic growth and fears of more rapid inflation sent interest rates higher for part of the six months. To help protect the Fund from these near-term interest rate increases, we adopted temporary defensive measures while keeping the bulk of the portfolio positioned for an environment of slower economic growth, low rates of inflation and lower interest rates.

Later in the period, we were able to reduce these defensive measures and refocus our efforts on maintaining a portfolio that could prosper in a falling interest rate environment. More specifically, we sold prerefunded bonds, short-maturity issues and bonds with shorter call protection. Such bonds generally do not appreciate as greatly as other bonds when yields are falling. We favored for purchase a variety of bonds in the 15- to 25-year maturity range, bonds with 10 or more years of call protection (i.e., securities that can be called for redemption by the issuers not sooner than 10 years from date of issue) and noncallable bonds, to "lock in" what we believe will be viewed as attractive yields.

MASSACHUSETTS' ECONOMY IS EVOLVING
While the economy in Massachusetts is expanding at approximately the national rate, it has also become more diversified. Manufacturing, financial services and health care, while still important, have become less dominant as technology-related industries have moved into the state. With diversification has come a drop in unemployment to less than 3%, a decline in office vacancy levels and a rise in housing prices. Growth in the Internet, software development and biotech industries is expected to be the primary source of economic expansion in the state for the foreseeable future.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (continued)
--------------------------------------------------------------------------------

SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING
Our outlook for the municipal bond market is has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. Slower growth could set the stage for lower interest rates in 12 to 15 months. The Fund is well positioned should that occur. In addition to a sizable investment in long-term and call-protected issues, the Fund owns zero coupon and discount bonds that may reap a larger-than-average benefit should interest rates fall.

We expect the economy in Massachusetts to keep pace with the nation as a whole through the remainder of 2000. However, we should point out that Massachusetts does face some potential challenges, including an increased funding burden for the "Big Dig," large future tax cuts and change or consolidation in some of its leading industries. Provided that these concerns are managed well, however, we believe the state should be able to maintain a favorable credit rating.

/S/ Gary Swayze

GARY SWAYZE is portfolio manager of Liberty MassachusettsTax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk man-agement specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

QUALITY BREAKDOWNS AS OF 7/31/00

AAA                        46.1%
--------------------------------
AA                         14.3%
--------------------------------
A                          16.5%
--------------------------------
BBB                        10.4%
--------------------------------
BB                          0.9%
--------------------------------
Nonrated                   10.3%
--------------------------------
Cash Equivalents            1.5%
--------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies:Standard & Poor's Corporation, Moody 's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

SOLD
--------------------------------------------------------------------------------
One goal during the period was to lengthen the Fund's duration, so we sold Boston general obligation bonds due in 2012. Though they were insured and had a 6.50% coupon, they had been prerefunded to a call date sooner than the original maturity. In a prerefunding, Treasury bonds are purchased and, when they mature, the proceeds are used to pay the principal due on the original municipal bonds. Prerefunding effectively shortens the risk period or maturity for the original bonds to just a few years.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

Share Class                 A                B               C
Inception                 4/10/87          6/8/92          8/1/97
--------------------------------------------------------------------------------
                     Without   With   Without   With  Without    With
                      Sales   Sales    Sales   Sales   Sales    Sales
                      Charge  Charge   Charge  Charge  Charge   Charge
--------------------------------------------------------------------------------
6 month (cumulative)   6.74%   1.67%    6.35%   1.35%    6.51%   5.51%
--------------------------------------------------------------------------------
1 year                 3.28   (1.63)    2.51   (2.40)    2.82    1.84
--------------------------------------------------------------------------------
5 years                5.45    4.43     4.67    4.34     5.16    5.16
--------------------------------------------------------------------------------
10 years               6.63    6.12     5.99    5.99     6.48    6.48
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                 A                B               C
--------------------------------------------------------------------------------
                     Without   With   Without   With  Without    With
                      Sales   Sales    Sales   Sales   Sales    Sales
                      Charge  Charge   Charge  Charge  Charge   Charge
--------------------------------------------------------------------------------
6 month (cumulative)   4.30%   (0.65)%  3.89%   (1.11)%  4.06%   3.06%
--------------------------------------------------------------------------------
1 year                 2.07    (2.77)   1.32    (3.50)   1.62    0.66
--------------------------------------------------------------------------------
5 years                5.26    4.24     4.48     4.15    4.98    4.98
--------------------------------------------------------------------------------
10 years               6.66    6.14     6.02     6.02    6.51    6.51
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B share contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C share contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.6%                                             PAR       VALUE
--------------------------------------------------------------------------------------------------
EDUCATION - 10.9%
EDUCATION - 9.8%
State College Building Authority,
  Series 1999 A:
  (a) 5/1/18                                                              $ 7,760        $   2,862
  (a) 5/1/23                                                                6,000            1,627
State Development Finance Agency:
  Boston University, Series 1999 P,
  6.000% 5/15/59                                                            1,000              984
  College of Pharmacy & Health Science,
  Series 1999 B,
  6.625% 7/1/20                                                               765              780
State Health & Educational Facilities Authority:
  Amherst College, Series E,
  6.800% 11/1/21                                                              500              524
  Brandeis University, Series 1998 I,
  4.750% 10/1/18                                                            2,000            1,778
  Harvard University, Series N,
  6.250% 4/1/20                                                             2,250            2,471
  Learning Center for Deaf Children,
  Series 1999 C,
  6.100% 7/1/19                                                             1,000              933
  University of Massachusetts, Series 2000 A, 5.850% 10/1/20                2,000            2,042
State Industrial Finance Agency:
  Cambridge Friends School, Series 1998,
  5.750% 9/1/18                                                             1,000              945
  Concord Academy, Series 1997,
  5.500% 9/1/27                                                             1,250            1,153
  St John's High School, Series 1998,
  5.700% 6/1/18                                                             1,000              955
  Tabor Academy, Series 1998,
  5.400% 12/1/18                                                            1,000              920
PR Commonwealth of Puerto Rico, Industrial Tourist Educational,
  Medical & Environmental Facilities, Ana G. Mendez University,
  Series 1999,
  5.375% 2/1/19                                                               500              463
                                                                                         ---------
                                                                                            18,437
                                                                                         ---------
STUDENT LOAN - 1.1%
New England Educational Loan Marketing Corp. Student Loan,
  Series 1993 A,
  5.700% 7/1/05                                                             2,000            2,066
                                                                                         ---------
--------------------------------------------------------------------------------------------------
HEALTHCARE - 16.9%
CONGREGATE CARE RETIREMENT - 1.5%
Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
  5.875% 7/1/18                                                             1,200              994
State Development Finance Agency,
  Series 1999 A,
  5.750% 7/1/23                                                             1,000              812
State Industrial Finance Agency, Reeds Landing Project,
  7.750% 10/1/00                                                            1,000            1,001
                                                                                         ---------
                                                                                             2,807
                                                                                         ---------
HEALTH SERVICES - 0.8%
State Development Finance Agency, Boston Biomedical Research
  Institute, Series 1999, 5.750% 2/1/29                                     1,750            1,501
                                                                                         ---------
HOSPITALS - 11.0%
State Development Finance Agency, Massachusetts Biomedical
  Research Corp., Series 2000 C,
  6.250% 8/1/20                                                             1,000              997
State Health & Educational Facilities Authority:
  Berkshire Health System, Series C,
  6.000% 10/1/20                                                            1,000              873
  Cape Cod Health Care, Series 1998 B,
  5.450% 11/15/23                                                           2,000            1,602
Children's Hospital, Series E,
  6.200% 10/1/16                                                            2,000            2,033
Dana-Farber Cancer Institute:
  Series 1995 G1,
  5.500% 12/1/27                                                            5,000            4,350
  Series C,
  6.650% 12/1/15                                                              250              254
Milford-Whitinsville Regional Hospital,
  Series C,
  5.375% 7/15/28                                                              500              370
Newton-Wellesley Hospital, Series 1997 G, 6.000% 7/1/12                     1,000            1,052
South Shore Hospital, Series 1999 F:
  5.625% 7/1/19                                                             1,000              903
  5.750% 7/1/29                                                             1,000              887
Winchester Hospital, Series 2000 E,
  6.750% 7/1/30                                                             1,000              978
Youville House Project,
  5.950% 2/15/17                                                              500              497
State Industrial Finance Agency, Massachusetts Biomedical:
  Series A2,
  (a) 8/1/08                                                                2,000            1,321
  Series 1989 A2,
  (a) 8/1/10                                                                8,000            4,710
                                                                                         ---------
                                                                                            20,827
                                                                                         ---------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency, New England Center for Children,
  Series 1998, 5.875% 11/1/18                                               1,000              823
                                                                                         ---------
NURSING HOMES - 3.2%
MA Industrial Finance Agency, American Health Woodlawn Manor, Inc.:
  Series B,
  10.250% 7/1/27                                                              295              274
  Series A,
  7.750% 1/1/28                                                             1,405            1,222
State Health & Educational Facilities Authority, Deutsches Altenheim,
  Inc.,
  Series A,
  7.700% 11/1/31                                                              955              981
State Industrial Finance Agency:
  Chelsea Jewish Nursing Home, Series A, 6.500% 8/1/37                      1,000            1,026
  GF/Massachusetts, Inc., Series 1994,
  8.300% 7/1/23                                                             2,350            2,470
                                                                                         ---------
                                                                                             5,973
                                                                                         ---------

--------------------------------------------------------------------------------------------------
HOUSING -- 3.5%
MULTI-FAMILY - 2.6%
Boston-Mount Pleasant Development Corp., Series A,
  6.750% 8/1/23                                                             1,570            1,621
State Housing Finance Agency:
  Series 1990 A,
  8.150% 2/1/29                                                               135              138
  Series 1992 C,
  6.875% 11/15/11                                                           3,000            3,147
                                                                                         ---------
                                                                                             4,906
                                                                                         ---------
SINGLE FAMILY - 0.9%
State Housing Finance Agency,
  Series 1997 57,
  5.600% 6/1/30                                                             1,815            1,697
                                                                                         ---------

--------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.8%
MANUFACTURING
State Industrial Finance Agency,
  House of Bianchi, Inc.,
  8.750% 6/1/18                                                             1,700            1,573
                                                                                         ---------

--------------------------------------------------------------------------------------------------
OTHER - 12.1%
OTHER - 1.2%
Massachusetts Bay Transportation Authority Rail Connections:
  6.000% 7/1/13                                                               500              503
  6.000% 7/1/14                                                               500              500
State Development Agency Worcester Redevelopment,
  6.000% 6/1/24                                                             1,300            1,347
                                                                                         ---------
                                                                                             2,350
                                                                                         ---------
REFUNDED/ESCROWED (b) - 10.9%
Boston,
  Series 1992 A,
  6.500% 7/1/12                                                             1,000            1,057
Holyoke School Project Loan,
  7.650% 8/1/09                                                               500              525
Plymouth County, Plymouth County Correctional Facility, Series A,
  7.000% 4/1/22                                                             1,000            1,071
State Health & Educational Facilities
  Authority:
  Charlton Memorial Hospital, Series B:
  7.250% 7/1/07                                                               500              522
  7.250% 7/1/13                                                               500              522
  Community Colleges Program, Series A, 6.600% 10/1/22                      1,250            1,329
  Cooley Dickinson Hospital, Series A,
  7.125% 11/15/18                                                           1,770            1,901
  Corp. for Independent Living,
  8.100% 7/1/18                                                               280              311
  Lowell General Hospital, Series 1991 A, 8.400% 6/1/11                       500              526
The Medical Center of Central Massachusetts, Series A,
  7.000% 7/1/12                                                             1,000            1,043
Worcester Polytechnic Institute,
  Series E:
  6.750% 9/1/11                                                               500              532
  6.625% 9/1/17                                                               500              530
State Industrial Finance Agency:
  Belmont Home Care, Series 1995 A,
  9.270% 1/1/25                                                             1,965            2,363
  Mary Ann Morse Nursing Home, Inc.,
  Series 1991 I,
  10.000% 1/1/21                                                              925              973
  Seacoast Nursing Home, Series 1991,
  9.625% 12/1/21                                                            1,285            1,405
State Industrial Finance Agency,
  Emerson College, Series 1991 A,
  8.900% 1/1/18                                                               500              519
State Industrial Finance Agency, Series 1990, 9.000% 10/1/20                  465              477
State Turnpike Authority, Series 1993 A, 5.000% 1/1/20                      5,000            4,687
University of Massachusetts Building Authority, Series 1976 A,
  7.500% 5/1/11                                                                85               96
VI Virgin Islands Public Finance Authority, Series 1992 A,
  7.000% 10/1/02                                                              250              265
                                                                                         ---------
                                                                                            20,654
                                                                                         ---------

--------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION
Recreation YMCA,
  Series 1998,
  5.450% 11/1/28                                                            1,000              863
                                                                                         ---------

--------------------------------------------------------------------------------------------------

RESOURCE RECOVERY - 3.1%
DISPOSAL - 1.7%
Boston Industrial Development Finance Authority, Jet-A-Way, Inc.,
  10.500% 1/1/11                                                              200              209
Massachusetts Environmental Services,
  Series 1994 A,
  8.750% 11/1/21 (c)                                                        2,935            1,468
State Industrial Finance Agency, Peabody Monofill Associates, Inc.,
  Series 1995, 9.000% 9/1/05                                                1,540            1,605
                                                                                         ---------
                                                                                             3,282
                                                                                         ---------
RESOURCE RECOVERY - 1.4%
State Industrial Finance Agency,
  Ogden Haverhill Project, Series 1998 B:
  5.500% 12/1/19                                                            1,000              854
  5.600% 12/1/19                                                            2,000            1,747
                                                                                         ---------
                                                                                             2,601
                                                                                         ---------

--------------------------------------------------------------------------------------------------
TAX-BACKED - 23.7%
LOCAL GENERAL OBLIGATIONS - 5.8%
Lowell,
  8.400% 1/15/09                                                            1,000            1,038
Malden,
  Series 1998,
  4.500% 10/1/18 (d)                                                        5,410            4,621
Nantucket,
  Series 1991,
  6.800% 12/1/11                                                            2,675            2,807
Southern Berkshire Regional School Project Loan,
  7.000% 4/15/11                                                              500              531
Swansea School Project Loan:
  6.800% 1/15/09                                                              250              263
  6.800% 1/15/10                                                              125              132
  6.800% 1/15/11                                                              210              221
Westford,
  Series 2000,
  5.250% 4/1/20                                                               700              669
Weymouth,
  Series 1992:
  6.700% 6/15/09                                                              200              212
  6.700% 6/15/10                                                              200              212
  6.700% 6/15/11                                                              155              164
  6.700% 6/15/12                                                              140              148
                                                                                         ---------
                                                                                            11,018
                                                                                         ---------
SPECIAL NON-PROPERTY TAX - 0.4%
PR Commonwealth of Puerto Rico Highway & Transportation Authority,
  Series W,
  5.500% 7/1/09                                                               660              702
                                                                                         ---------
STATE APPROPRIATED - 0.4%
Massachusetts Bay Transportation Authority, Series 1988,
  7.750% 1/15/06                                                              250              272
University of Massachusetts Building Authority, Series 1991 A,
  7.200% 5/1/04                                                               400              430
                                                                                         ---------
                                                                                               702
                                                                                         ---------
STATE GENERAL OBLIGATIONS - 17.1% Massachusetts Bay
  Transportation Authority:
  Series 1991 A,
  7.000% 3/1/21                                                             1,500            1,748
  Series 1992 B,
  6.200% 3/1/16                                                             3,700            4,038
  Series 1994 A:
  7.000% 3/1/10                                                             5,000            5,795
  7.000% 3/1/11                                                             4,270            4,957
  7.000% 3/1/14                                                             1,250            1,460
  Series 1998,
  4.750% 3/1/21                                                             1,000              878
PR Commonwealth of Puerto Rico:
  Series 1999,
  5.250% 7/1/18                                                             3,000            2,949
  Series 1998,
  4.500% 7/1/23                                                             1,000              852
State College Building Authority,
  Series 1994 A,
  7.500% 5/1/14                                                             1,825            2,214
State:
  Series B,
  7.000% 7/1/09                                                             4,385            4,977
  Series 1991 B,
  6.500% 8/1/11                                                               860              893
  Series 1991 C,
  6.500% 8/1/11                                                               450              467
  Series 1992 B,
  6.500% 8/1/08                                                             1,000            1,107
                                                                                         ---------
                                                                                            32,335
                                                                                         ---------

-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 6.2%
AIR TRANSPORTATION - 0.8%
State Port Authority, US Airways, Inc.,
  Series 1999,
  6.000% 9/1/21                                                             1,500            1,519
                                                                                         ---------
AIRPORT - 2.2%
State Port Authority,
  Series 1999:
  7.389% 7/1/29                                                             1,500            1,507
  7.839% 7/1/29 (e)                                                         2,500            2,573
                                                                                         ---------
                                                                                             4,080
                                                                                         ---------
TOLL FACILITIES - 2.3%
State Turnpike Authority,
  Series 1999 A,
  5.000% 1/1/39                                                             5,000            4,387
                                                                                         ---------
TRANSPORTATION - 0.9%
State,
  Series 1998 B,
  (a) 6/15/12                                                               3,145            1,642
                                                                                         ---------

--------------------------------------------------------------------------------------------------
UTILITY - 19.9%
INDEPENDENT POWER PRODUCER - 0.4%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical &
  Environmental Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 6/1/26                                                               650              671
                                                                                         ---------

INVESTOR OWNED - 0.8%
State Industrial Finance Agency, Nantucket Electric Co., Series 1996
  A,
  6.750% 7/1/05                                                             1,400            1,512
                                                                                         ---------
JOINT POWER AUTHORITY - 0.9%
State Municipal Wholesale Electric Co.,
  Series 1994 A, IFRN (variable rate),
  5.207% 7/1/16                                                             2,000            1,763
                                                                                         ---------

MUNICIPAL ELECTRIC - 0.9%
PR Commonwealth of Puerto Rico Electric Power Authority, Series 1995
  Y,
  7.000% 7/1/07                                                             1,500            1,716
                                                                                         ---------

WATER & SEWER - 16.9% Boston Water & Sewer Commission:
  Series 1992 A,
  5.750% 11/1/13                                                            1,000            1,051
  Series 1993 A,
  5.250% 11/1/19                                                            4,750            4,593
State Water Pollution Abatement Trust,
  New Bedford Project:
  Series 1996 A,
  6.000% 2/1/06                                                               220              234
  Series 1998 A,
  4.750% 2/1/21                                                             1,500            1,314
  Series 1999 A,
  6.000% 8/1/17                                                             2,445            2,615
State Water Resources Authority:
  Series 1992 A:
  6.500% 7/15/09                                                            2,000            2,233
  6.500% 7/15/19                                                            5,000            5,597
  Series 1993 C:
  5.250% 12/1/15                                                            2,750            2,735
  5.250% 12/1/15                                                            1,000              997
  5.250% 12/1/20                                                            2,595            2,461
  Series 1995 B,
  6.250% 12/1/13                                                            5,000            5,531
  Series 1998 B,
  4.500% 8/1/22                                                             3,000            2,502
                                                                                         ---------
                                                                                            31,863
                                                                                         ---------
TOTAL MUNICIPAL BONDS (cost of $181,453)(f)                                                184,270
                                                                                         ---------
SHORT-TERM OBLIGATIONS - 1.5%

VARIABLE RATE DEMAND NOTES (g)
CA Newport Beach Hoag Hospital,
  4.200% 10/1/22                                                              100              100
IN Allen County,
  Golden Years Homestead, Inc.,
  Series 1996,
  4.300% 8/1/21                                                               800              800
IN State Health Facilities Financing Authority, Series 2000,
  4.250% 1/12/20                                                              200              200
MN Minneapolis,
  Series 1994 A,
  4.150% 12/1/05                                                            1,690            1,690
                                                                                         ---------
TOTAL SHORT-TERM OBLIGATIONS                                                                 2,790
                                                                                         ---------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                                       1,736
                                                                                         ---------

NET ASSETS - 100%                                                                       $  188,796
                                                                                         ---------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These securities, or a portion thereof, with a total market value of $642, are being used to collateralize the open futures contracts listed below.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2000, the value of this security amounted to $2,573 or 1.4%
    of net assets.
(f) Cost for federal income tax purposes is the same.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Long futures contracts open at July 31, 2000:

                           PAR VALUE                            UNREALIZED
                          COVERED BY         EXPIRATION        APPRECIATION
         TYPE              CONTRACTS            MONTH           AT 7/31/00
--------------------------------------------------------------------------------
Treasury Note               $15,500           September             601
Municipal Bond                9,000           September             351
                                                                   ----
                                                                   $953
                                                                   ----

          ACRONYM                             NAME
          -------                             ----
            IFRN                   Inverse Floating Rate Note

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
July 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $181,453)                                 $184,270
Short-term obligations                                                  2,790
                                                                     --------
                                                                      187,060
Receivable for:
  Interest                                               $2,357
  Fund shares sold                                           80
  Investments sold                                           30
  Expense reimbursement due from Advisor                      7
  Variation margin on futures contracts                       8
Other                                                        11         2,493
                                                         ------      --------
  Total Assets                                                        189,553

LIABILITIES
Payable for:
  Fund shares repurchased                                   320
  Distributions                                             276
Accrued:
  Management fee                                             78
  Transfer agent fee                                         34
  Bookkeeping fee                                             6
  Deferred Trustees' fees                                     6
Other                                                        37
                                                         ------
  Total Liabilities                                                       757
                                                                     --------
NET ASSETS                                                           $188,796
                                                                     --------
Net asset value & redemption price per share --
  Class A ($141,092/18,884)                                          $   7.47(a)
                                                                     --------
Maximum offering price per share
  -- Class A ($7.47/0.9525)                                          $   7.84(b)
                                                                     --------
Net asset value & offering price per share --
  Class B ($46,383/6,209)                                            $   7.47(a)
                                                                     --------
Net asset value & offering price per share --
  Class C ($1,321/177)                                               $   7.47(a)
                                                                     --------

COMPOSITION OF NET ASSETS
Capital paid in                                                      $185,792
Overdistributed net investment income                                    (335)
Accumulated net realized loss                                            (431)
Net unrealized appreciation on:
  Investments                                                           2,817
  Open futures contracts                                                  953
                                                                     --------
                                                                     $188,796
                                                                     --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended July 31, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                            $  5,684

EXPENSES
Management fee                                          $  476
Service fee                                                170
Distribution fee -- Class B                                181
Distribution fee -- Class C                                  4
Transfer agent fee                                         150
Bookkeeping fee                                             38
Trustees' fees                                               7
Audit fee                                                   22
Legal fee                                                    1
Registration fee                                            13
Reports to shareholders                                     11
Other                                                       12
                                                        ------
                                                         1,085
Fees waived by the Advisor                                 (12)
Fees waived by the Distributor --
  Class C                                                   (2)
Custodian credits earned                                    (3)        1,068
                                                        ------       -------
    Net Investment Income                                              4,616
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                              280
  Closed futures contracts                                 (77)
                                                        ------
    Net Realized Gain                                                    203
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                            6,426
  Open futures contracts                                   953
                                                        ------

    Net Change in Unrealized Appreciation/Depreciation                 7,379
                                                                     -------
    Net Gain                                                           7,582
                                                                     -------

Increase in Net Assets from Operations                               $12,198
                                                                     -------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(In thousands)

                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED  YEAR ENDED
                                                      JULY 31,      JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                       2000            2000
-------------------------------------------------------------------------------

OPERATIONS
Net investment income                                 $   4,616      $  10,212
Net realized gain                                           203            579
Net change unrealized appreciation/depreciation           7,379        (24,790)
                                                      ---------      ---------
    Net Increase (Decrease) from Operations              12,198        (13,999)

DISTRIBUTIONS
From net investment income -- Class A                    (3,643)        (7,830)
From net realized gains -- Class A                         --              (77)
In excess of net realized gains -- Class A                 --             (891)
From net investment income -- Class B                    (1,064)        (2,301)
From net realized gains -- Class B                         --              (27)
In excess of net realized gains -- Class B                 --             (313)
From net investment income -- Class C                       (27)           (45)
From net realized gains -- Class C                         --               (1)
In excess of net realized gains -- Class C                 --               (6)
                                                      ---------      ---------
                                                          7,464        (25,490)
                                                      ---------      ---------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                       3,507         10,861
Value of distributions reinvested -- Class A              1,961          4,946
Cost of shares repurchased -- Class A                   (12,684)       (34,850)
                                                      ---------      ---------
                                                         (7,216)       (19,043)
                                                      ---------      ---------
Receipts for shares sold -- Class B                       1,001          6,128
Value of distributions reinvested -- Class B                640          1,602
Cost of shares repurchased -- Class B                    (7,264)       (10,833)
                                                      ---------      ---------
                                                         (5,623)        (3,103)
                                                      ---------      ---------
Receipts for shares sold -- Class C                         367            815
Value of distributions reinvested -- Class C                 12             33
Cost of shares repurchased -- Class C                      (297)          (238)
                                                      ---------      ---------
                                                             82            610
                                                      ---------      ---------
    Net Decrease from Fund Share Transactions           (12,757)       (21,536)
                                                      ---------      ---------
    Total Decrease                                       (5,293)       (47,026)

NET ASSETS

Beginning of period                                     194,089        241,115
                                                      ---------      ---------
End of period (net of overdistributed net investment
  income of $335 and $217, respectively)              $ 188,796      $ 194,089
                                                      ---------      ---------
NUMBER OF FUND SHARES

Sold -- Class A                                             479          1,428
Issued for distributions reinvested -- Class A              267            645
Repurchased -- Class A                                   (1,736)        (4,604)
                                                      ---------      ---------
                                                           (990)        (2,531)
                                                      ---------      ---------
Sold -- Class B                                             137            794
Issued for distributions reinvested -- Class B               87            209
Repurchased -- Class B                                     (990)        (1,444)
                                                      ---------      ---------
                                                           (766)          (441)
                                                      ---------      ---------
Sold -- Class C                                              51            107
Issued for distributions reinvested -- Class C                2              4
Repurchased -- Class C                                      (41)           (33)
                                                      ---------      ---------
                                                             12             78
                                                      ---------      ---------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
July 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty Massachusetts Tax-Exempt Fund, (formerly Colonial Massachusetts Tax-Exempt Fund) (the Fund), a series of Liberty Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial positions of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Massachusetts state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------
        First $2 billion                     0.50%
         Over $2 billion                     0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $4,346 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $42,426, and $1,587 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2) 0.25% on net assets attributable to shares issues thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.18% (annualized).

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,907 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations were $11,614,379 and $24,577,375, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $ 8,553,221
    Gross unrealized depreciation                                (5,736,365)
                                                                -----------

        Net unrealized appreciation                             $ 2,816,856
                                                                -----------

CAPITAL LOSS CARRYFORWARDS
At January 31, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             YEAR OF                     CAPITAL LOSS
           EXPIRATION                    CARRYFORWARD
           ----------                    ------------
              2008                          $37,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 3313% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 12 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                 (UNAUDITED)
                                                                        SIX MONTHS ENDED JULY 31, 2000
                                                          ----------------------------------------------------------
                                                            CLASS A                 CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.180               $  7.180               $  7.180
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(c)                                     0.184                  0.157                  0.168(b)
Net realized and unrealized gain                                 0.295                  0.295                  0.295
                                                              --------               --------               --------
    Total from Investment Operations                             0.479                  0.452                  0.463
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.189)                (0.162)                (0.173)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.470               $  7.470               $  7.470
                                                              --------               --------               --------
Total return (d)(e)(f)                                           6.74%                  6.35%                  6.51%
                                                              --------               --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                  0.93%                  1.68%                  1.38%(b)
Net investment income (g)(h)                                     5.04%                  4.29%                  4.59%(b)
Fees and expenses waived or borne by the Adviser (g)(h)          0.01%                  0.01%                  0.01%
Portfolio turnover (f)                                              6%                     6%                     6%
Net assets at end of period (000)                             $141,092                $46,383               $  1,321

(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                        $  0.000               $  0.000               $  0.000
(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                         YEAR ENDED JANUARY 31, 2000
                                                          ----------------------------------------------------------
                                                            CLASS A                 CLASS B                CLASS C
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.060               $  8.060               $  8.060
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(c)                                     0.366                  0.308                  0.331(b)
Net realized and unrealized loss                                (0.835)                (0.835)                (0.835)
                                                              --------               --------               --------
    Total from Investment Operations                            (0.469)                (0.527)                (0.504)
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.366)                (0.308)                (0.331)
From net realized gains                                         (0.004)                (0.004)                (0.004)
In excess of net realized gains                                 (0.041)                (0.041)                (0.041)
                                                              --------               --------               --------
    Total Distributions Declared to Shareholders                (0.411)                (0.353)                (0.376)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.180               $  7.180               $  7.180
                                                              --------               --------               --------
Total return (d)(e)                                            (5.96)%                (6.67)%                (6.38)%
                                                              --------               --------               --------

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                     0.93%                  1.68%                  1.38%(b)
Net investment income (f)                                        4.81%                  4.06%                  4.36%(b)
Fees and expenses waived or borne by the Advisor (f)             0.02%                  0.02%                  0.02%
Portfolio turnover                                                 16%                    16%                    16%
Net assets at end of period (000)                             $142,790               $ 50,110               $  1,189

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.002               $  0.002               $  0.002
(b) Net of fees waived by the Distributor which amounted to $0.023 per share and 0.30%.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  YEARS ENDED JANUARY 31,
                                -------------------------------------------------------------------------------------------
                                                  1999                                              1998
                                -----------------------------------------         -----------------------------------------
                                 CLASS A          CLASS B        CLASS C           CLASS A          CLASS B     CLASS C (a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $  8.100        $  8.100         $8.100           $  7.810        $  7.810         $8.070
                                  --------        --------         ------           --------        --------         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (e)            0.384           0.322          0.347(b)           0.403           0.344          0.180(c)
Net realized and unrealized gain     0.104           0.104          0.104              0.352           0.352          0.090
                                  --------        --------         ------           --------        --------         ------
    Total from Investment
       Operations                    0.488           0.426          0.451              0.755           0.696          0.270
                                  --------        --------         ------           --------        --------         ------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income          (0.378)         (0.318)        (0.343)            (0.406)         (0.347)        (0.180)
In excess of net investment
  income                            (0.014)         (0.012)        (0.012)            (0.003)         (0.003)        (0.004)
From net realized gains             (0.133)         (0.103)        (0.133)            (0.056)         (0.056)        (0.056)
In excess of net realized
  gains                             (0.003)         (0.033)        (0.003)                --              --             --
                                  --------        --------         ------           --------        --------         ------
    Total Distributions
      Declared to Shareholders      (0.528)         (0.466)        (0.491)            (0.465)         (0.406)        (0.240)
                                  --------        --------         ------           --------        --------         ------
NET ASSET VALUE, END OF PERIOD    $  8.060        $  8.060       $  8.060           $  8.100        $  8.100         $8.100
                                  --------        --------         ------           --------        --------         ------
Total return (d)                     6.25%           5.44%          5.76%(e)           9.94%           9.13%          3.40%(e)(f)
                                  --------        --------         ------           --------        --------         ------

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                         0.91%           1.66%          1.36%(b)           0.90%           1.65%          1.37%(c)(h)
Net investment income (g)            4.69%           3.94%          4.24%(b)           5.05%           4.30%          4.47%(c)(h)
Portfolio turnover                     21%             21%            21%                14%             14%            14%
Net assets at end of
  period (000)                    $180,628         $59,789         $  698           $182,721         $59,160         $  206

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.024 per share and 0.30%.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30% annualized.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                             YEARS ENDED JANUARY 31
                                                    ------------------------------------------------------------------------
                                                                 1997                                      1996
                                                    ------------------------------            ------------------------------
                                                      CLASS A            CLASS B                CLASS A            CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  8.040          $  8.040                $  7.390          $  7.390
                                                        --------          --------                --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                  0.415             0.357                   0.424             0.367
Net realized and unrealized gain (loss)                   (0.234)           (0.234)                  0.650             0.650
                                                        --------          --------                --------          --------
    Total from Investment Operations                       0.181             0.123                   1.074             1.017
                                                        --------          --------                --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                (0.411)           (0.353)                 (0.424)           (0.367)
                                                        --------          --------                --------          --------
NET ASSET VALUE, END OF PERIOD                          $  7.810          $  7.810                $  8.040          $  8.040
                                                        --------          --------                --------          --------
Total return (b)(c)                                        2.43%             1.66%                  14.90%            14.05%
                                                        --------          --------                --------          --------

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                               0.90%             1.65%                   0.85%             1.60%
Net investment income (d)                                  5.32%             4.57%                   5.49%             4.74%
Fees and expenses waived or borne by the Advisor
(d)                                                        0.00%             0.00%                   0.06%             0.06%
Portfolio turnover                                           29%               29%                     21%               21%
Net assets at end of period (000)                       $184,221           $59,143                $207,759           $60,651

(a) Net of fees and expenses waived or borne by
    the Advisor which amounted to:                        $0.000            $0.000                    $0.005           $0.005
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits or directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
--------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)2000
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com
                                                 775-03/380C-0700 (9/00) 00/1534